DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES	12 Months Ended
Feb. 02, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Derivative Instruments

As part of its risk management strategy, the Company uses derivative instruments, primarily foreign currency forward and option contracts and interest rate swaps, to hedge certain foreign currency and interest rate exposures, respectively.

The Company's objective is to offset gains and losses resulting from these exposures with gains and losses on the derivative contracts used to hedge the exposures, thereby reducing the volatility of earnings and protecting the fair values of assets and liabilities.  For derivatives designated as cash flow hedges, the Company assesses hedge effectiveness both at the onset of the hedge and at regular intervals throughout the life of the derivative and recognizes any ineffective portion of the hedge in earnings as a component of interest and other, net. Hedge ineffectiveness recognized in earnings was not material during the fiscal years ended February 2, 2018 and February 3, 2017. The Company does not have any derivatives designated as fair value hedges.

Foreign Exchange Risk

The Company uses foreign currency forward and option contracts designated as cash flow hedges to protect against the foreign currency exchange rate risks inherent in its forecasted transactions denominated in currencies other than the U.S. dollar. Hedge accounting is applied based upon the criteria established by accounting guidance for derivative instruments and hedging activities. The risk of loss associated with purchased options is limited to premium amounts paid for the option contracts. The risk of loss associated with forward contracts is equal to the exchange rate differential from the time the contract is entered into until the time it is settled. The majority of these contracts typically expire in twelve months or less.

During the fiscal years ended February 2, 2018 and February 3, 2017, the Company did not discontinue any cash flow hedges related to foreign exchange contracts that had a material impact on the Company's results of operations due to the probability that the forecasted cash flows would not occur.

The Company uses forward contracts to hedge monetary assets and liabilities denominated in a foreign currency. These contracts generally expire in three months or less, are considered economic hedges, and are not designated for hedge accounting. The change in the fair value of these instruments represents a natural hedge as their gains and losses offset the changes in the underlying fair value of the monetary assets and liabilities due to movements in currency exchange rates.

In connection with the expanded offerings of DFS in Europe, forward contracts are used to hedge financing receivables denominated in foreign currencies. These contracts are not designated for hedge accounting and most expire within three years or less.

Interest Rate Risk

The Company uses interest rate swaps to hedge the variability in cash flows related to the interest rate payments on structured financing debt. The interest rate swaps economically convert the variable rate on the structured financing debt to a fixed interest rate to match the underlying fixed rate being received on fixed-term customer leases and loans. These contracts are not designated for hedge accounting and most expire within three years or less.

Interest rate swaps are utilized to manage the interest rate risk, at a portfolio level, associated with DFS operations in Europe. The interest rate swaps economically convert the fixed rate on financing receivables to a three-month Euribor floating rate basis in order to match the floating rate nature of the banks' funding pool. These contracts are not designated for hedge accounting and most expire within three years or less.

The Company utilizes cross currency amortizing swaps to hedge the currency and interest rate risk exposure associated with the securitization program that was established in Europe in January 2017.  The cross currency swaps combine a Euro-based interest rate swap with a British Pound or U.S. Dollar foreign exchange forward contract in which the Company pays a fixed British Pound or U.S. Dollar amount and receives a floating amount in Euro linked to the one-month Euribor.  The notional value of the swaps amortizes in line with the expected cash flows and run-off of the securitized assets.  The swaps mature within five years or less and are not designated for hedge accounting.

Notional Amounts of Outstanding Derivative Instruments

The notional amounts of the Company's outstanding derivative instruments were as follows as of the dates indicated:

	February 2, 2018	February 3, 2017 (a)
	(in millions)
Foreign exchange contracts:
Designated as cash flow hedging instruments	$4,392	$3,781
Non-designated as hedging instruments	6,223	5,146
Total	$10,615	$8,927

Interest rate contracts:
Non-designated as hedging instruments	$1,897	$1,251

____________________

(a)
During the fiscal year ended February 2, 2018, the notional amount calculation methodology was enhanced to reflect the sum of the absolute value of derivative instruments netted by currency.  Prior period amounts have been updated to conform with the current period presentation.

Effect of Derivative Instruments Designated as Hedging Instruments on the Consolidated Statements of Financial Position and the Consolidated Statements of Income (Loss)

Derivatives in Cash Flow Hedging Relationships	Gain (Loss) Recognized in Accumulated OCI, Net of Tax, on Derivatives (Effective Portion)	Location of Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	Location of Gain (Loss) Recognized in Income on Derivative (Ineffective Portion)	Gain (Loss) Recognized in Income on Derivative (Ineffective Portion)
(in millions)
For the fiscal year ended February 2, 2018
		Total net revenue	$(77)
Foreign exchange contracts	$(248)	Total cost of net revenue	(57)
Interest rate contracts	—	Interest and other, net	—	Interest and other, net	$—
Total	$(248)		$(134)		$—

For the fiscal year ended February 3, 2017
		Total net revenue	$57
Foreign exchange contracts	$20	Total cost of net revenue	(13)
Interest rate contracts	—	Interest and other, net	—	Interest and other, net	$(1)
Total	$20		$44		$(1)

Effect of Derivative Instruments Not Designated as Hedging Instruments on the Consolidated Statement of Income (Loss)

	Fiscal Year Ended
	February 2, 2018	February 3, 2017	Location of Gain (Loss) Recognized
	(in millions)
Gain (Loss Recognized):
Foreign exchange contracts	$(106)	$(9)	Interest and other, net
Interest rate contracts	4	(3)	Interest and other, net
Total	$(102)	$(12)

Fair Value of Derivative Instruments in the Consolidated Statements of Financial Position
The Company presents its foreign exchange derivative instruments on a net basis in the Consolidated Statements of Financial Position due to the right of offset by its counterparties under master netting arrangements. The fair value of those derivative instruments presented on a gross basis as of each date indicated below was as follows:

	February 2, 2018
	Other Current Assets	Other Non- Current Assets	Other Current Liabilities	Other Non-Current Liabilities	Total Fair Value
		(in millions)
Derivatives designated as hedging instruments:
Foreign exchange contracts in an asset position	$9	$—	$11	$—	$20
Foreign exchange contracts in a liability position	(7)	—	(52)	—	(59)
Net asset (liability)	2	—	(41)	—	(39)
Derivatives not designated as hedging instruments:
Foreign exchange contracts in an asset position	194	3	141	—	338
Foreign exchange contracts in a liability position	(127)	—	(283)	—	(410)
Interest rate contracts in an asset position	—	11	—	—	11
Interest rate contracts in a liability position	—	—	—	(1)	(1)
Net asset (liability)	67	14	(142)	(1)	(62)
Total derivatives at fair value	$69	$14	$(183)	$(1)	$(101)

	February 3, 2017
	Other Current Assets	Other Non- Current Assets	Other Current Liabilities	Other Non-Current Liabilities	Total Fair Value
		(in millions)
Derivatives designated as hedging instruments:
Foreign exchange contracts in an asset position	$41	$—	$17	$—	$58
Foreign exchange contracts in a liability position	(19)	—	(6)	—	(25)
Net asset (liability)	22	—	11	—	33
Derivatives not designated as hedging instruments:
Foreign exchange contracts in an asset position	309	2	31	—	342
Foreign exchange contracts in a liability position	(131)	—	(103)	—	(234)
Interest rate contracts in an asset position	—	3	—	—	3
Interest rate contracts in a liability position	—	—	—	(3)	(3)
Net asset (liability)	178	5	(72)	(3)	108
Total derivatives at fair value	$200	$5	$(61)	$(3)	$141

The following table presents the gross amounts of the Company's derivative instruments, amounts offset due to master netting agreements with the Company's counterparties, and the net amounts recognized in the Consolidated Statements of Financial Position.

	February 2, 2018
	Gross Amounts of Recognized Assets/ (Liabilities)	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets/ (Liabilities) Presented in the Statement of Financial Position	Gross Amounts not Offset in the Statement of Financial Position		Net Amount
				Financial Instruments	Cash Collateral Received or Pledged
	(in millions)
Derivative instruments:
Financial assets	$369	$(286)	$83	$—	$—	$83
Financial liabilities	(470)	286	(184)	—	—	(184)
Total derivative instruments	$(101)	$—	$(101)	$—	$—	$(101)

	February 3, 2017
	Gross Amounts of Recognized Assets/ (Liabilities)	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets/ (Liabilities) Presented in the Statement of Financial Position	Gross Amounts not Offset in the Statement of Financial Position		Net Amount
				Financial Instruments	Cash Collateral Received or Pledged
	(in millions)
Derivative instruments:
Financial assets	$403	$(198)	$205	$—	$—	$205
Financial liabilities	(262)	198	(64)	—	—	(64)
Total derivative instruments	$141	$—	$141	$—	$—	$141